    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 17, 2002

                                                       1933 Act File No. 2-25383
                                                      1940 Act File No. 811-1383

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]     Pre-Effective Amendment No.

[X]     Post-Effective Amendment No.  54
                                     ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]     Amendment No.   42
                      ------


                        (Check appropriate box or boxes)

BERGER LARGE CAP GROWTH FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on January 29, 2002, pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph a)(1)
                  75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment (post effective amendment No. 53)



Title of Securities Being Registered:         Capital Stock
                                     -------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on November 19, 2001 (the "Amendment") and pursuant to that paragraph would become effective on January 18, 2002.

         This Post-Effective Amendment No. 54, filed pursuant to paragraph (b) of Rule 485, hereby designates January 29, 2002 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 17th of January, 2002.

                                           BERGER LARGE CAP FUND, INC.
                                           ---------------------------
                                           (Registrant)

                                           By   /s/ Jack R. Thompson
                                              ----------------------------------
                                           Name:  Jack R. Thompson
                                                --------------------------------
                                           Title:  President
                                                 ------------

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                           Date
       ---------                         -----                           ----
/s/ Jack R. Thompson              President (Principal             January 17, 2002
--------------------------        Executive Officer)
Jack R. Thompson                  and Trustee


/s/ Brian S. Ferrie               Vice President (Principal        January 17, 2002
--------------------------        Financial Officer)
Brian S. Ferrie


/s/ John A. Paganelli             Vice President and Treasurer     January 17, 2002
--------------------------        (Principal Accounting
John A. Paganelli                 Officer)


Dennis E. Baldwin*                Trustee                          January 17, 2002
--------------------------
Dennis E. Baldwin

Katherine A. Cattanach*           Trustee                          January 17, 2002
--------------------------
Katherine A. Cattanach


Paul R. Knapp*                    Trustee                          January 17, 2002
--------------------------
Paul R. Knapp


Harry T. Lewis, Jr.*              Trustee                          January 17, 2002
--------------------------
Harry T. Lewis, Jr.


Michael Owen*                     Trustee                          January 17, 2002
--------------------------
Michael Owen


William Sinclaire*                Trustee                          January 17, 2002
--------------------------
William Sinclaire



Albert C. Yates*                  Trustee                          January 17, 2002
--------------------------
Albert C. Yates


*By: /s/ Jack R. Thompson
    ----------------------
Attorney-in-fact